Investment Objectives and Goals - Franklin Multisector Income ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Multisector Income ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide a high level of current income. Capital appreciation over the long term is a secondary goal.